Taxes, fees and contributions payable (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total value of obligation	R$ 3,377	R$ 2,554
Principal amount of obligation	2,650	2,087
Interest on arrears	727	467
JSCP [Member]
IfrsStatementLineItems [Line Items]
Interest on equity	R$ 96,088	R$ 96,271